SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)
Entity Tax Identification Number	22-3270799
EBP, Plan Number	001
Check here if Late Participant Loan Repayments are Included	true
Contributions Not Corrected	$ 306